SHARE- BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized in Financial Statements
	Year ended December 31,
	2022	2021	2020

Share-based compensation - Attributable to equity holders of the Company	$617	$892	$355
Share-based compensation - Attributable to non-controlling interests (see Note 18f)	569	1,717	3,742

	$1,186	$2,609	$4,097

Schedule of Number of Share Options
	2022		2021		2020
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	4,233,950	5.54	4,030,702	6.24	4,335,017	7.08
Granted	605,500	1.04	987,750	3.69	1,046,500	1.37
Exercised	(5,624)	1.09	(151,995)	2.81	(43,438)	2.45
Forfeited	(797,802)	5.75	(632,507)	9.06	(1,307,377)	6.98

Outstanding at December 31,	4,036,024	4.17	4,233,950	5.54	4,030,702	6.24

Exercisable at December 31,	2,755,280	5.32	2,558,643	7.31	2,556,360	8.54

Schedule of Share Options Outstanding
	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
0.48 - 1.76	1,521,302	7.50	1.17
1.85 - 3.42	1,057,322	7.03	2.61
3.61 - 5.88	724,400	4.92	5.07
7.09 -11.26	371,000	2.33	9.88
12.07 - 18.34	362,000	0.58	13.62

Total	4,036,024	5.82	4.17

Schedule of Assumptions Used to Value Options
	2022	2021	2020

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	48-50	43-47	34-41
Risk-free interest rate (%)	1.5-3.5	0.9-1.9	0.2-0.9
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-20	5-10	5-10

Schedule of number of Restricted Stock Units (RSU)
	2022		2021
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1	247,775	2.28	-	-
Granted	58,200	1.23	270,900	2.3
Vested	(56,140)	3.06	(4,125)	2.42
Forfeited	(53,255)	2.54	(19,000)	2.42

Outstanding at December 31	196,580	2.55	247,775	2.28

Subsidiaries’ options granted to employees, directors and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number of Share Options
	2022		2021
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	1,901,992	1.39	1,798,780	0.88
Granted	877,689	2.74	318,302	1.64
Exercised	(8,270)	0.20	(203,826)	0.03
Forfeited	(497,922)	4.05	(11,264)	0.21

Outstanding on December 31,	2,273,489	1.72	1,901,992	1.39

Exercisable on December 31,	1,194,122	0.58	730,753	1.62

Schedule of Assumptions Used to Value Options
	2022	2021

Dividend yield (%)	-	-
Expected volatility of the share prices (%)	65-90	65-96
Risk-free interest rate (%)	0.44-4.75	0.11-1.56
Suboptimal factor	1.8-2.0	1.2-2.5
Post-vesting forfeiture rate (%)	5-10	5-10